EQUITY	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
EQUITY
EQUITY
        Changes in common shares and treasury stock were as follows:

(In millions)	Common Shares Issued	Treasury Stock	Cost of Treasury Stock
Balance as of January 1, 2011	204.8	0.1	$3.2
Stock-based compensation	0.3	—	4.9
Treasury stock purchases	—	1.3	81.6
Balance as of December 31, 2011	205.1	1.4	$89.7

Stock-based compensation	0.9	0.2	15.2
Treasury stock purchases	—	1.9	139.7
Balance as of December 31, 2012	206.0	3.5	$244.6

Stock-based compensation	0.8	0.2	18.9
Treasury stock purchases	—	1.1	88.4
Balance as of December 31, 2013	206.8	4.8	$351.9

        The Company may use either authorized and unissued shares or treasury shares to meet share requirements resulting from the exercise of stock options and vesting of performance share awards and restricted stock units. Treasury stock is recognized at the cost to reacquire the shares. Shares issued from treasury are recognized using the first-in first-out method.
        On March 16, 2010, MJN’s board of directors approved the repurchase of up to $300.0 million of the Company’s common stock. From the date of such authorization through December 31, 2013, 4.2 million shares were repurchased at an average cost per share of $71.21. As of December 31, 2013, the Company has completed all purchases remaining under this authorization.

        On September 10, 2013, MJN’s board of directors approved a new share repurchase authorization of up to an additional $500.0 million of the Company’s common stock. From the date of such authorization through December 31, 2013, 0.1 million shares were repurchased at an average cost of $84.06. As of December 31, 2013, the Company had $490.3 million available under this authorization.

        Changes in accumulated other comprehensive loss by component were as follows:

(In millions)	Foreign Currency Translation Adjustments	Deferred Gains/(Losses) on Derivatives Qualifying as Hedges	Pension and Other Post-employment Benefits	Total	Noncontrolling Interest		Redeemable Noncontrolling Interest
Balance as of January 1, 2013	$(14.6)	$(4.1)	$0.3	$(18.4)	$(0.2)		$—

Deferred Gains/(Losses)	(79.4)	24.2	(1.1)	(56.3)	3.3	1	(14.4)	1
Reclassification Adjustment for (Gains)/Losses Included in Net Earnings	—	5.4	(0.2)	5.2	—		—
Tax Benefit/(Expense)	10.4	(10.1)	—	0.3	(1.2)		—

Balance as of December 31, 2013	$(83.6)	$15.4	$(1.0)	$(69.2)	$1.9		$(14.4)
[1] Represents foreign currency translation adjustments.

Reclassification adjustments out of accumulated other comprehensive loss were as follows:

	December 31, 2013
	Affected Statement of Earnings Lines
(In millions)	Cost of Products Sold	Selling, General and Administrative	Research and Development	Other Expenses/ (Income) - Net	Tax Benefit/(Expense)	Net
Deferred Gains/(Losses) on Derivatives Qualifying as Hedges:
Forward Exchange Contracts	$(5.4)				$1.6	$(3.8)

Pension and Other Post-employment Benefit Plans:
Prior Service Benefits	0.1	0.1				0.2
Total Reclassifications	$(5.3)	$0.1	$—	$—	$1.6	$(3.6)

Dividends declared per share were $1.36, $1.20 and $1.04 for the years ended December 31, 2013, 2012 and 2011, respectively.